Note 9 - Stock Option Plans	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note
9.

Stock Option Plans

In
December 2010,
the Company adopted the
2010
Equity Incentive Plan (the "Plan"). The Plan provides for the granting of stock options to employees and consultants of the Company. Options granted under the Plan may
be either incentive stock options (“ISOs”) or non-qualified stock options (“NSOs”). ISOs may
be granted only to Company employees (including officers and directors who are also employees). NSOs may
be granted to Company employees and consultants. The Company has
19,222,032
shares of common stock reserved for issuance under the Plan as of
December 31, 2018.

Options under the Plan
may
be granted for periods of up to
10
years and at prices
no
less than
100%
of the estimated fair value of the underlying shares of common stock on the date of grant as determined by the Board of Directors provided, however, that the exercise price of an ISO and NSO granted to a
10%
shareholder shall
not
be less than
110%
of the estimated fair value of the shares on the date of grant. The Plan requires that options be exercised no
later than
10
years after the grant. Options granted to employees generally vest ratably on a monthly basis over four
years.

The following table summarizes stock option activity under the Company’s stock plan and related information (in thousands, except exercise prices and years):

		Outstanding Options
	Shares Available For Grant	Options Outstanding	Weighted Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (a)
Balance at December 31, 2016	5	19,222	$0.10	9.4
Balance at December 31, 2017	5	19,222	$0.10	8.4	$6,639
Balance at December 31, 2018	5	19,222	$0.10	7.4	$6,956
Vested and expected to vest as of December 31, 2018		19,222	$0.10	7.4	$6,956
Exercisable at December 31, 2018		11,146	$0.09	7.4	$4,119

(a)
The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company’s common stock of
$$0.46
amd
$0.44
per share as of
December 31, 2018
and
2017.

The Company did
not
grant any common stock options to employees during the
three
months ended
March 31, 2019
or the years ended
December 31, 2018
and
2017.
Stock-based compensation expense recorded in research and development and general and administrative expenses was
$68,000
and
$75,000
for the
three
months ended
March 31, 2019
and
2018,
respectively, and
$293,000
and
$301,000
for the years ended
December 31, 2018
and
2017,
respectively. As of
March 31, 2019,
unrecognized stock-based compensation expense related to employees totaled approximately
$463,000,
which is expected to be recognized over approximately
1.75
years.

Stock Options Granted to Non-Employees.

Stock-based compensation expense recorded in exchange for services related to non-employee options was
$16,000
and
$0
for the
three
months ended
March 31, 2019
and
2018,
and
$16,000
and
$0
for the years ended
December 31, 2018
and
2017,
respectively.

As of
March 31, 2019,
unrecognized stock-based compensation expense related to unvested non-employees stock options was approximately
$32,000,
which is expected to be recognized over a weighted-average period of six
months.